UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus International Small Cap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
July 31, 2018 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 96.8%
Australia - 6.2%
Alumina	3,537,676	7,475,140
Beach Energy	6,767,008	9,586,169
Challenger	579,838	5,350,156
Evolution Mining	2,395,357	4,979,424
IOOF Holdings	849,319	5,777,284
Link Administration Holdings	692,121	3,946,501
oOh!media	1,695,827	6,099,245
SmartGroup	520,110	4,694,610
Webjet	450,036	4,457,934
Western Areas	3,247,529	7,815,533
		60,181,996
Austria - .4%
Lenzing	33,343	4,230,016
Belgium - 1.4%
Galapagos	123,608	13,610,510
Bermuda - .5%
Golar Lng	172,589	4,489,040
Canada - 6.4%
Air Canada	292,370	5,288,439
Artis Real Estate Investment Trust	638,485	6,179,441
Canadian Apartment Properties REIT	287,179	9,570,058
Centerra Gold	859,773	3,906,106
Cogeco Communications	78,148	4,241,264
Entertainment One	2,422,826	11,390,467
Genworth MI Canada	225,686	7,944,161
Interfor	327,155	5,170,701
Parex Resources	446,936	7,888,420
		61,579,057
Denmark - 2.3%
DFDS	68,164	4,488,015
GN Store Nord	115,564	5,512,621
Royal Unibrew	141,157	11,750,581
		21,751,217
Finland - .5%
Metsa Board OYJ	498,663	5,169,986
France - 7.1%
Edenred	273,087	10,758,286
Eiffage	99,378	11,120,483
Fonciere Des Regions	63,549	6,621,297

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
France - 7.1% (continued)
Maisons du Monde	200,993	[a]	6,147,259
Nexity	152,620		9,403,494
Plastic Omnium	197,101		8,264,244
Rubis	84,636		4,995,852
Teleperformance	58,820		10,782,816
			68,093,731
Georgia - .6%
Bank of Georgia Group	145,973		3,498,607
Georgia Capital	145,973		1,893,594
			5,392,201
Germany - 5.8%
MorphoSys	34,604		4,548,757
Rheinmetall	98,050		11,846,040
Siltronic	44,456		7,751,297
Sixt	48,231		6,248,019
Stroeer SE & Co.	114,627		7,035,912
Talanx	154,457		5,905,845
Wirecard	68,682		12,828,959
			56,164,829
Hong Kong - .9%
Melco International Development	2,918,000		8,301,899
Ireland - 1.5%
Icon	67,371		9,375,348
UDG Healthcare	504,034		5,555,203
			14,930,551
Isle Of Man - .9%
GVC Holdings	567,956		8,716,660
Israel - .9%
Sodastream International	98,048		8,559,590
Italy - 5.3%
ANIMA Holding	1,679,698	[a]	8,994,008
Italgas	2,887,703		16,608,723
Maire Tecnimont	1,778,364		9,205,983
Societa Iniziative Autostradali e Servizi	379,097		6,713,517
Unipol Gruppo	2,184,343		9,063,179
			50,585,410
Japan - 21.8%
Amano	237,900		4,890,740
Azbil	93,800		4,116,209
DIC	215,100		7,022,833
DTS	169,200		6,443,050
en-japan	304,500		14,435,472
Hiroshima Bank	164,500		1,133,062
Horiba	51,100		3,528,407

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Japan - 21.8% (continued)
IT Holdings	97,400		4,680,722
Itochu Techno-Solutions	234,200		4,457,522
Japan Aviation Electronics Industry	287,000		4,956,220
Japan Hotel REIT Investment	12,318		9,023,830
Kanamoto	208,800		6,508,248
Leopalace21	1,042,200		5,726,222
Makino Milling Machine	541,000		4,365,045
Matsumotokiyoshi Holdings	251,500		10,915,899
Modec	305,200		8,524,131
Morinaga & Co.	133,300		6,183,316
Nippon Electric Glass	142,700		4,617,190
Rengo	883,100		8,078,979
Rohto Pharmaceutical	230,800		6,959,208
Round One	591,000		8,793,725
Sawai Pharmaceutical	122,600		5,781,808
Seino Holdings	425,000		7,412,351
Shikoku Electric Power	526,300		7,028,144
Tadano	439,300		5,670,460
Taiyo Yuden	183,800		5,484,551
Tokai Carbon	360,500		6,623,146
Tokyo Seimitsu	101,000		3,432,599
Tokyo Steel Manufacturing	608,200		5,220,692
Toridoll Holdings	309,200		6,868,493
Toyo Tire & Rubber	390,200		6,155,410
Wacom	1,413,100		7,193,150
Zeon	710,000		8,042,891
			210,273,725
Luxembourg - 1.7%
B&M European Value Retail	1,582,281		8,564,809
Stabilus	86,445		7,358,095
			15,922,904
Malta - 1.1%
Kindred Group, SDR	795,001		10,259,754
Netherlands - 4.3%
AMG Advanced Metallurgical Group	149,306		8,827,448
ASR Nederland	135,317		6,041,728
Euronext	163,874	[a]	10,179,894
Signify	194,353	[a]	5,372,135
TKH Group	92,314		5,779,252
TomTom	560,445		5,718,452
			41,918,909
Norway - 1.4%
Evry	1,371,195	[a]	5,440,348

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Norway - 1.4% (continued)
Storebrand	921,851		7,844,332
			13,284,680
Singapore - 3.0%
ComfortDelGro	3,939,800		6,805,535
IGG	3,136,000		4,065,110
Mapletree Industrial Trust	5,105,000		7,505,203
Mapletree Logistics Trust	11,219,640		10,387,754
			28,763,602
South Korea - 2.2%
CJ ENM	22,133		4,586,132
Dentium	54,502		4,439,865
DGB Financial Group	568,015		4,755,738
Doosan Infracore	507,854		4,577,972
Green Cross	19,610		3,122,388
			21,482,095
Spain - 1.5%
Euskaltel	859,653	[a]	7,994,359
Merlin Properties Socimi	439,260		6,493,809
			14,488,168
Sweden - 1.2%
SSAB	1,004,426		4,946,776
Swedish Orphan Biovitrum	245,115		6,625,380
			11,572,156
Switzerland - 3.7%
Georg Fischer	5,334		6,897,747
Julius Baer Group	130,955		7,197,879
Landis+Gyr Group	50,644		3,234,245
OC Oerlikon	512,076		7,965,830
Oriflame Holding	188,449		6,272,202
VAT Group	28,765	[a]	3,782,610
			35,350,513
United Kingdom - 13.0%
Auto Trader Group	1,037,877	[a]	5,789,155
Avast	2,339,467	[a]	7,093,604
Britvic	1,083,388		11,431,355
Cairn Energy	2,691,457		8,622,687
Cineworld Group	3,939,801		14,003,207
ConvaTec Group	2,860,516	[a]	8,219,425
Halma	380,755		7,034,921
Indivior	1,629,088		6,535,096
Jupiter Fund Management	925,233		5,318,992
Just Eat	448,739		4,668,323
KAZ Minerals	452,380		5,038,135
Meggitt	974,977		7,290,995

Description		Shares	Value ($)
Common Stocks - 96.8% (continued)
United Kingdom - 13.0% (continued)
Pagegroup		777,372	6,098,318
Rotork		1,550,057	7,319,203
Severn Trent		360,585	9,151,604
Spectris		218,690	6,642,826
Spire Healthcare Group		1,517,218 [a]	4,938,841
			125,196,687
United States - 1.2%
Nexteer Automotive Group		5,371,000	7,658,548
Tahoe Resources		889,763	3,994,477
			11,653,025
Total Common Stocks (cost $826,654,206)			931,922,911

Exchange-Traded Funds - .9%
United States - .9%
iShares MSCI EAFE Small-Cap ETF
(cost $8,630,669)		137,678	8,739,799
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - 1.0%
Germany - 1.0%
Draegerwerk AG & Co.	.66	57,297	4,397,594
Sartorius	.33	33,862	5,504,760
Total Preferred Stocks (cost $11,334,187)			9,902,354
	7-Day
	Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $10,315,958)	1.89	10,315,958 [b]	10,315,958
Total Investments (cost $856,935,020)		99.8%	960,881,022
Cash and Receivables (Net)		.2%	1,947,453
Net Assets		100.0%	962,828,475

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SDR—Swedish Depository Receipts

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at $73,951,638 or 7.68% of net assets.

[b]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks	-	931,922,911	†	-	931,922,911
Equity Securities - Foreign Preferred
Stocks	-	9,902,354	†	-	9,902,354
Exchange-Traded Funds	8,739,799	-		-	8,739,799
Registered Investment Company	10,315,958	-		-	10,315,958
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	2,403		-	2,403
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(5,006)		-	(5,006)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus International Small Cap Fund
July 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup
		United States
Danish Krone	5,347,785	Dollar	842,638	8/1/18	(3,385)
Goldman Sachs
United States
Dollar	36,288	British Pound	27,589	8/1/18	75
J.P. Morgan Securities
		United States
Canadian Dollar	1,174,981	Dollar	900,928	8/1/18	2,328
		United States
Japanese Yen	45,204,695	Dollar	405,376	8/2/18	(1,043)
Morgan Stanley
		United States
Japanese Yen	10,128,232	Dollar	91,164	8/1/18	(578)
Gross Unrealized Appreciation					2,403
Gross Unrealized Depreciation					(5,006)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2018, accumulated net unrealized appreciation on investments was $103,946,002, consisting of $148,503,577 gross unrealized appreciation and $44,557,575 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 17, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)